Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Lease Income
Lease income for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Lease income—net investment in leases
Interest income	¥45,715	¥47,828
Other	2,044	1,926
Lease income—operating leases *	310,848	309,624

Total lease income	¥358,607	¥359,378

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥23,587 million and ¥10,049 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥21,059 million and ¥20,956 million, for the six months ended September 30, 2024 and 2025, respectively.